Commitments and contingencies - Additional Information (Detail) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [abstract]
Contingent liabilities	€ 0	€ 0
Contingent assets	0	0
Material claims known to management related to the activities of the group	0
Contractual obligations and commitments	€ 118,000,000	€ 119,200,000